Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

Accrued expense and other liabilities as of December 31, 2019 and December 31, 2018 consisted of the following:

	December 31,2019	December 31,2018
1 Salaries, commissions and other benefits payable	737,787	950,257
2 Professional & legal fees payable	148,743	109,246
3 Interest payable	219,204	172,466
4 Taxes Payable	648,460	182,298
5 Other liabilities	235,700	283,369
	1,989,894	1,697,636